Note 2. Summary of Significant Accounting Policies (Narrative Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Notes to Financial Statements
Average number of units outstanding	170,390	170,421	170,390	173,421	173,421
Number of Units Repurchased			11,286
Average Repurchase Price			$102.87